Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Trading Symbol	EQBK
Entity Registrant Name	EQUITY BANCSHARES INC
Entity Central Index Key	0001227500
Entity Filer Category	Non-accelerated Filer